Subsequent events (Details) - Subsequent event - CNY (¥) ¥ in Billions	Apr. 15, 2019	Feb. 28, 2019	Feb. 27, 2019
JD LPC Fund
Subsequent events
Total gross asset value to be disposed			¥ 10.9
Part of the total consideration received	¥ 2.3
JD LPC Fund
Subsequent events
Total committed capital		¥ 4.8
JD LPC Fund | General partner
Subsequent events
Committed percentage of the total capital (as a percent)		20.00%
JD LPC Fund | GIC
Subsequent events
Committed percentage of the total capital (as a percent)		80.00%